UNITED STATES

			                           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June30, 2000

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Michael R. Jacqmin
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Michael R. Jacqmin Tampa, FL  07/19/2000

[Signature]  [City, State]    [Date]


Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                    Form 13F    INFORMATIONAL    TABLE
 COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4     COLUMN     5 COLUM 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE     SHRS OR  SH/  PUT/INVST
                                          (x$1000)    PRN AMT  PRN  CALL DIS

American Express     Common    025816109     44858      860591  SH       Sole
Amgen Inc.           Common    031162100     82080     1168403  SH       Sole
Anheuser-Busch       Common    035229103     40157      537668  SH       Sole
Dell Computer Corp.  Common    247025109     41100      833467  SH       Sole
Freddie Mac          Common    313400301     36192      893643  SH       Sole
Hearst-Argyle        Common    422317107     13920      713868  SH       Sole
Intel Corp.          Common    458140100     58026      434047  SH       Sole
McGraw-Hill          Common    580645109     34082      631155  SH       Sole
Medtronic Inc.       Common    585055106     48795      979575  SH       Sole
Microsoft Corp.      Common    594918104     32476      405950  SH       Sole
McDonald's Corp.     Common    580135101     33699     1023138  SH       Sole
Pulitzer Inc.        Common    745769109     17332      410834  SH       Sole
Reynolds & Reynolds  Common    761695105     23657     1296295  SH       Sole
Schering-Plough      Common    806605101     46881      928353  SH       Sole
Taro Pharmaceutical  Common    M8737E108      3211      273335  SH       Sole
Tandy Corp           Common    875382103     33485      706810  SH       Sole
UPS Inc Cl B         Common    911312106     33175      562295  SH       Sole
